Commitments and Contingencies (Details) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended	12 Months Ended
	Feb. 09, 2021	Jun. 30, 2022	Dec. 31, 2021
Loss Contingencies [Line Items]
Granted Term		45 days	45 days
Initial Public Offering
Loss Contingencies [Line Items]
Number of units issued	41,400,000
Deferred fee per unit		$ 0.20	$ 0.20
Aggregate underwriter cash discount		$ 8.3	$ 8.3
Underwriting cash discount per unit		$ 0.35	$ 0.35
Underwriter cash discount		$ 14.5	$ 14.5
Over-allotment option
Loss Contingencies [Line Items]
Number of units issued	5,400,000	5,400,000	5,400,000